Leases - Additional Information (Detail) - IFRS 16 - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	$ 481	$ 476
Leases expiring in 12 months or fewer	$ 132	$ 165